Cost of sales	12 Months Ended
Dec. 31, 2020
Non-controlling Interests
Cost of sales
22.   Cost of sales

Cost of sales is costs that directly relate to production at the mine operating segments and excludes depletion and amortization. The following are components of cost of sales:

	Year ended	Year ended
	December 31,	December 31,
	2020	2019

Salaries and employee benefits	$19,941	$27,150
Raw materials and consumables	6,953	22,144
Utilities	3,109	5,336
Other costs	2,146	2,456
Changes in inventories	(910)	(362)
	$31,239	$56,724